Employee Benefits, Projected Benefits Payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Pension benefits qualified [Member]
Future Benefit Payments:
2024	$ 751
2025	679
2026	646
2027	639
2028	632
2029-2033	2,991
Pension benefits nonqualified [Member]
Future Benefit Payments:
2024	42
2025	40
2026	38
2027	37
2028	35
2029-2033	147
Other benefits [Member]
Future Benefit Payments:
2024	30
2025	29
2026	28
2027	26
2028	25
2029-2033	$ 109